General and administrative expense	12 Months Ended
Dec. 31, 2020
General and administrative expense [Abstract]
General and administrative expense

17. General and administrative expense

	December 31, 2020	December 31, 2019	December 31, 2018
Employee benefits and expenses	811,373	1,010,708	1,084,112
Business development	95,663	113,959	43,816
Travel expenses	28,898	102,679	70,944
Administration expenses	1,645,530	2,653,914	2,797,526
Lease expenses from short-term lease	13,871	27,362	52,416
Depreciation tangible assets	3,555	10,740	186,520
Capital tax expenses	(4,228)	14,501	29,200
Total general and administrative expenses	2,594,662	3,933,863	4,264,534